VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

(“Fund”)

Supplement dated June 10, 2016

to the Fund’s Class I shares Prospectus

dated February 29, 2016 (“Prospectus”)

Effective immediately, the Fund’s Prospectus is revised to add Demetris Georghiou and Georgina Perceval Maxwell as portfolio managers for the Fund. The Fund’s Prospectus is hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers – JPMorgan Investment Management Inc.” of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Demetris Georghiou, CFA	Georgina Perceval Maxwell
Portfolio Manager (since 05/16)	Portfolio Manager (since 05/16)
Gerd Woort-Menker, CFA
Portfolio Manager (since 07/13)

2.	The following paragraph is added to the sub-section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager International Equity Fund – J.P. Morgan Investment Management Inc.:”

Demetris Georghiou, CFA, Executive Director and Portfolio Manager, joined JPMorgan in 2007. Mr. Georghiou is a portfolio manager of JPMorgan’s EAFE Research Enhanced Index 200 Strategy since 2009 and JPMorgan’s Global Equities Team since May 2016.

Georgina Perceval Maxwell, Managing Director and Portfolio Manager, joined JPMorgan in 1997. She is a senior portfolio manager of JPMorgan’s Global Equities Team since 1997.

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VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

(“Fund”)

Supplement dated June 10, 2016

to the Fund’s Class I shares Statement of Additional Information (“SAI”)

dated February 29, 2016

Effective immediately, the Fund’s SAI is revised to add Demetris Georghiou and Georgina Perceval Maxwell as portfolio managers for the Fund. The Fund’s SAI is hereby revised as follows:

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Management – Voya Multi-Manager International Equity Fund – JPMorgan” in the Fund’s SAI is hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Demetris Georghiou[1]	3	$1,470,067,000	5	$293,496,000	1	$261,794,000
Georgina Perceval Maxwell[1]	11	$5,581,693,000	4	$1,411,674,000	6	$1,774,764,000
1.	As of March 31, 2016

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Demetris Georghiou[1]	None
Georgina Perceval Maxwell[1]	None
1.	As of March 31, 2016

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